CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - 6 months ended Jun. 30, 2021 $ in Thousands	USD ($)
Balance at Dec. 31, 2020	$ 130,152
Net loss	(7,937)
Balance at Jun. 30, 2021	$ 127,448